ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Balance Sheet in Accordance with IFRS
	As of December 31, 2016
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$697,998	$--	$697,998
Property and equipment, net	616,686	--	616,686
Long term assets	65,200	(7,000)	58,200
Total assets	$1,379,884	$(7,000)	$1,372,884
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$247,115	$--	$247,115
Long-term liabilities	450,155	(1,323)	448,832
Total liabilities	697,270	(1,323)	695,947
TOTAL SHAREHOLDERS’ EQUITY	682,614	(5,677)	676,937
Total liabilities and shareholders' equity	$1,379,884	$(7,000)	$1,372,884

Schedule of Condensed Statement of Operations in Accordance with IFRS
	Year ended December 31, 2016
	US GAAP	Adjustments	IFRS
Profit before income tax and excluding other financing expense, net	$223,090	$(193)	$222,897
Other financing expense, net	(12,492)	143	(12,349)
Profit before income tax expense	210,598	(50)	210,548
Income tax expense	(1,432)	--	(1,432)
Profit for the period	209,166	(50)	209,116
Net income attributable to the non-controlling interest	(5,242)	--	(5,242)
Net profit attributable to the company	$203,924	$(50)	$203,874

Schedule of reconciliation of net loss from US GAAP to IFRS
	Year ended December 31,
	2016	2015	2014
Net profit (loss) in accordance with US GAAP	$203,924	$(29,647)	$4,263
Financial instruments	143	73,770	21,556
Pension plans	(206)	(705)	(1,314)
Termination benefits	13	(45)	409
Net profit in accordance with IFRS	$203,874	$43,373	$24,914

Schedule of reconciliation of Shareholders' Equity from US GAAP to IFRS
	As of December 31,
	2016	2015
Shareholders’ equity in accordance with US GAAP	$682,614	$385,586
Financial instruments	(237)	(380)
Termination benefits	1,560	1,502
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$676,937	$379,708

Schedule of reconciliation of Goodwill from US GAAP to IFRS
	As of December 31,
	2016	2015
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of reconciliation of Other Assets from US GAAP to IFRS
	As of December 31,
	2016	2015
Other long term assets in accordance with US GAAP	$4,447	$5,903
Financial instruments	--	(450)
Other long term assets in accordance with IFRS	$4,447	$5,453

Schedule of reconciliation of Short Term Bank Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS
	As of December 31,
	2016	2015
Short-term debt and current maturities of loans and debentures in accordance with US GAAP	$48,084	$33,259
Financial instruments	--	(70)
Short-term debt and current maturities of loans and debentures in accordance with IFRS	$48,084	$33,189

Schedule of reconciliation of Long-Term Debentures from US GAAP to IFRS
	As of December 31,
	2016	2015
Long term debentures in accordance with US GAAP	$162,981	$45,481
Financial instruments	237	--
Long term debentures in accordance with IFRS	$163,218	$45,481

Schedule of reconciliation of Other Long Term Liabilities from US GAAP to IFRS
	As of December 31,
	2016	2015
Long-term employee related liabilities in accordance with US GAAP	$14,176	$14,189
Termination benefits	(1,560)	(1,502)
Long-term employee related liabilities in accordance with IFRS	$12,616	$12,687